Income tax - Movement in deferred tax assets and liabilities during the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 698	$ 709
Recognised in profit or loss	225	16
Recognised in other comprehensive income	240	(27)
Ending balance	1,163	698
Vessels, containers, handling equipment and other tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(150,698)	(176,636)
Recognised in profit or loss	6,245	25,942
Recognised in other comprehensive income	(9)	(4)
Ending balance	(144,462)	(150,698)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12,281	15,339
Recognised in profit or loss	1,164	(3,058)
Ending balance	13,445	12,281
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17,190	15,394
Recognised in profit or loss	(540)	1,819
Recognised in other comprehensive income	230	(23)
Ending balance	16,880	17,190
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	125,171	149,494
Recognised in profit or loss	(7,440)	(24,323)
Ending balance	117,731	125,171
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,246)	(2,882)
Recognised in profit or loss	796	(364)
Recognised in other comprehensive income	19
Ending balance	$ (2,431)	$ (3,246)